Schedule of Investments
December 31, 2025 (unaudited)
Upright Growth & Income

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 68.63%

Banks - Diversified - 1.47%
JPMorgan Chase & Co.	200	64,444

Capital Markets - 4.02%
The Goldman Sachs Group, Inc.	200	175,800

Consumer Electronics - 1.87%
Apple, Inc.	300	81,558

Drug Manufacturers - General - 3.14%
AbbVie, Inc.	600	137,094

Drug Manufacturers - Specialty & Generic - 5.00%
Teva Pharmaceutical Industries Ltd. ADR (2)	7,000	218,470

Electrical Equipment & Parts - 0.19%
Plug Power, Inc. (2)	4,000	7,880

Entertainment - 0.52%
The Walt Disney Co.	200	22,754

Health Information Services - 0.08%
GE Healthcare Technologies, Inc.	41	3,363

Healthcare Plans - 0.54%
CVS Health Corp.	300	23,808

Integrated Circuit Design - 9.37%
Himax Technologies, Inc. ADR (2)	50,000	409,500

Luxury Goods - 6.72%
Tapestry, Inc.	2,300	293,871

Oil & Gas Integrated - 0.83%
Exxon Mobil Corp.	300	36,102

Specialty Industrial Machinery - 0.88%
General Electric Co.	125	38,504

Semiconductors - 33.54%
ASE Technology Holding Co. Ltd. ADR (2)	10,000	161,000
NVIDIA Corp.	4,200	783,300
Silicon Motion Technology Corp. ADR	1,500	139,050
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,000	303,890
United Microelectronics Corp. ADR (2)	10,000	78,600

		1,465,840

Turbine Generators - 0.46%
GE Vernova LLC	31	20,261

Total Common Stock	(Cost $ 1,133,740)	2,999,248

Exchange-Traded Funds (3) - 22.52%

Direxion Daily 20+ Year Treasury Bull 3X Shares	800	29,856
Direxion Daily Aerospace & Defense Bull 3X Shares	1,500	95,820
Direxion Daily Dow Jones Internet Bull 3X Shares	9,000	246,240
Direxion Daily Industrials Bull 3X Shares	1,000	67,520
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	1,000	12,300
Direxion Daily Pharmaceutical & Medical Bull 3X Shares ETF	1,000	50,760
Direxion Daily Real Estate Bull 3X Shares	2,000	17,040
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	750	19,185
Direxion Daily Semiconductor Bull 3X Shares	3,100	130,293
Direxion Financial Bull 3X Shares	1,300	218,829
Direxion Small Cap Bull 3X Shares	2,000	91,080
ProShares S&P 500 Dividend Aristocrats ETF	50	5,204

Total Exchange-Traded Funds	(Cost $ 436,009)	984,127

Money Market Registered Investment Companies (4) - 10.17%

Fidelity Institutional Money Market - Treasury Portfolio - Class I - 3.41%	444,647	444,647

Total Money Market Registered Investment Companies	(Cost $ 444,647)	444,647

Total Investments - 101.32%	(Cost $ 2,014,396)	4,428,022

Liabilities in Excess of Other Assets - (1.32%)		(57,553)

Total Net Assets - 100.00%		4,370,469

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$4,428,022	$0
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$4,428,022	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange-traded fund.
(4) Variable rate security. The yield shown represents the 7-day yield in effect at December 31, 2025.
ADR - American Depository Receipt